ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2020 euroPerUSD EUR (€)	Dec. 31, 2019 EUR (€) euroPerUSD	Dec. 31, 2018 EUR (€)
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Closing foreign exchange rate | euroPerUSD	1.2280	1.1214
Average foreign exchange rate | €	1.1426	1.1205	1.1439